SSGA Active Trust

Supplement dated August 28, 2015

to the

Prospectus dated October 31, 2014, as supplemented

SPDR® Blackstone / GSO Senior Loan ETF

SPDR® SSgA Ultra Short Term Bond ETF

SPDR Blackstone / GSO Senior Loan ETF

Daniel McMullen will become a portfolio manager of the SPDR Blackstone / GSO Senior Loan ETF, effective upon the retirement of one of the fund’s current portfolio managers, Lee Shaiman. Mr. Shaiman will retire on or before September 30, 2015. Previously, Mr. McMullen served as a portfolio manager of the fund from the fund’s inception until May 2015. Gordon McKemie, who has served as a portfolio manager of the fund since May 2015, will remain a portfolio manager of the fund.

Mr. McMullen is a Managing Director and Senior Portfolio Manager with GSO Capital Partners LP (“GSO”), the parent company of GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”), the SPDR Blackstone / GSO Senior Loan ETF’s sub-adviser, and serves as a member of GSO / Blackstone’s Customized Credit Strategies – U.S. Syndicated Credit and Global Structured Credit Investment Committees. Mr. McMullen is also the senior portfolio manager for GSO / Blackstone’s U.S. loan separately managed accounts and commingled funds. Before joining The Blackstone Group L.P., the parent company of GSO, in 2002, Mr. McMullen worked at CIBC World Markets, most recently as a Director and Senior Investment Analyst for the structured investment vehicles managed by Trimaran Advisors, L.L.C. Prior to that, Mr. McMullen was a Director in the Investment Banking Group at CIBC, specializing in the aerospace and defense industries. Before joining CIBC in 1996, Mr. McMullen was employed at The Chase Manhattan Bank where he worked in the Corporate Finance Healthcare Group. Mr. McMullen received a B.A. from the University of Rochester where he graduated cum laude, and is a CFA Charterholder.

Both Funds

Effective immediately, the following changes are made to the Prospectus:

1.)	On page 29 of the Prospectus in the SPDR Blackstone / GSO Senior Loan ETF’s Summary section, the fifth paragraph of “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section is hereby deleted in its entirety and replaced with the following:

When identifying prospective investment opportunities in Senior Loans, the Sub-Adviser currently intends to invest principally in Senior Loans that are below investment grade quality and will rely on fundamental credit analysis in an effort to attempt to minimize the loss of the Portfolio’s capital. While credit ratings assigned by Moody’s Investors Services, Inc., Standard & Poor’s Financial Services, LLC and/or Fitch Inc. (the “SROs” (statistical rating agencies)) will be considered, such ratings will not be determinative in the Sub-Adviser’s process in the selection of specific debt securities (including Senior Loans). The Senior Loans and other securities that the Sub-Adviser is likely to select for investment in by the Portfolio will typically be rated below investment grade quality by one or more of the SROs or, if unrated, will typically, in the opinion of the Sub-Adviser, be of similar credit quality. If circumstances cause the Sub-Adviser to take a negative credit view on an existing investment the Portfolio may, if the Sub-Adviser believes that circumstances require, exit the investment. The circumstances giving rise to the Sub-Adviser’s negative credit view may, but will not necessarily, coincide with a downgrade of the Senior Loan or other security’s credit rating. The Sub-Adviser expects to invest in Senior Loans, other loans and bonds of companies, including high yield securities and Rule 144A securities, possessing the following attributes, which it believes will help generate higher risk adjusted total returns:

2.)	On page 30 of the Prospectus in the SPDR Blackstone / GSO Senior Loan ETF’s Summary section, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section:

Restricted Securities Risk: The Portfolio may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

3.)	On page 34 of the Prospectus in the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section of the SPDR SSgA Ultra Short Term Bond ETF’s Summary section, the discussion of “Privately-Issued Securities Risk” is hereby deleted in its entirety and replaced with the following:

Restricted Securities Risk: The Portfolio may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

4.)	On page 50 of the Prospectus in the “ADDITIONAL RISK INFORMATION” section, the following is added to the “PRINCIPAL RISKS” section:

Risks Specific to SPDR Blackstone / GSO Senior Loan ETF and SPDR SSgA Ultra Short Term Bond ETF

Restricted Securities Risk.    The Portfolio may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration. These securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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SSGA Active Trust

Supplement dated August 28, 2015

to the

Statement of Additional Information (“SAI”) dated October 31, 2014, as supplemented

SPDR® Blackstone / GSO Senior Loan ETF

SPDR SSgA Ultra Short Term Bond ETF

SPDR Blackstone / GSO Senior Loan ETF

Daniel McMullen will become a portfolio manager of the SPDR Blackstone / GSO Senior Loan ETF, effective upon the retirement of one of the fund’s current portfolio managers, Lee Shaiman. Mr. Shaiman will retire on or before September 30, 2015. Previously, Mr. McMullen served as a portfolio manager of the fund from the fund’s inception until May 2015. Gordon McKemie, who has served as a portfolio manager of the fund since May 2015, will remain a portfolio manager of the fund.

Mr. McMullen is a Managing Director and Senior Portfolio Manager with GSO Capital Partners LP (“GSO”), the parent company of GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”), the SPDR Blackstone / GSO Senior Loan ETF’s sub-adviser, and serves as a member of GSO / Blackstone’s Customized Credit Strategies – U.S. Syndicated Credit and Global Structured Credit Investment Committees. Mr. McMullen is also the senior portfolio manager for GSO / Blackstone’s U.S. loan separately managed accounts and commingled funds. Before joining The Blackstone Group L.P., the parent company of GSO, in 2002, Mr. McMullen worked at CIBC World Markets, most recently as a Director and Senior Investment Analyst for the structured investment vehicles managed by Trimaran Advisors, L.L.C. Prior to that, Mr. McMullen was a Director in the Investment Banking Group at CIBC, specializing in the aerospace and defense industries. Before joining CIBC in 1996, Mr. McMullen was employed at The Chase Manhattan Bank where he worked in the Corporate Finance Healthcare Group. Mr. McMullen received a B.A. from the University of Rochester where he graduated cum laude, and is a CFA Charterholder.

Both Funds

Effective immediately, the discussion of “RESTRICTED SECURITIES” on page 12 of the SAI is hereby deleted in its entirety and the following is added to the “PRINCIPAL INVESTMENT STRATEGIES” section:

RESTRICTED SECURITIES

The SSgA Ultra Short Term Bond Portfolio and Blackstone / GSO Senior Loan Portfolio may invest in restricted securities. Restricted securities are securities that are not registered under the Securities Act, but which can be offered and sold to “qualified institutional buyers” only if an exemption from the Securities Act is available. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a “safe harbor” from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Portfolio may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Portfolio may invest in to the Adviser and applicable Sub-Adviser. In reaching liquidity decisions, the Adviser and the applicable Sub-Adviser may consider the following factors, although such factors may not necessarily be determinative: the unregistered nature of the security; the frequency of trades and quotes for the security; the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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